Investments in associates and joint ventures - Summary balance sheet of Moet Hennessy (Detail) £ in Millions	Jun. 30, 2019 GBP (£) € / £	Jun. 30, 2018 GBP (£) € / £
Disclosure of associates [line items]
Non-current assets	£ 21,923	£ 21,024
Current assets	9,373	8,691
Total assets	31,296	29,715
Non-current liabilities	(14,137)	(11,642)
Current liabilities	(7,003)	(6,360)
Total liabilities	(21,140)	(18,002)
Net assets	10,156	11,713
Moet Hennessy
Disclosure of associates [line items]
Non-current assets	4,413	4,251
Current assets	7,564	7,395
Total assets	11,977	11,646
Non-current liabilities	(1,008)	(972)
Current liabilities	(2,029)	(2,218)
Total liabilities	(3,037)	(3,190)
Net assets	£ 8,940	£ 8,456
Fair value | Moet Hennessy
Disclosure of associates [line items]
Closing foreign exchange rate | € / £	1.12	1.13